GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 17,323	$ 16,373	$ 15,626
United states
Net sales	8,536	9,929	7,837
Netherlands
Net sales	1,577	1,668	1,633
United Kingdom
Net sales	1,518	1,513	1,878
South Africa
Net sales	1,479	613	142
Germany
Net sales	1,316	$ 1,976	$ 2,185
Ireland
Net sales	1,230
Other
Net sales	$ 1,667	$ 674	$ 1,951